SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2016
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE 8:- SEGMENT INFORMATION

a.
The Company had three reporting segments until the spin-off of Shagrir (see note 1), while the RSA segment was related to Shagrir's operation. Following the spin-off the Company operates with two reporting segments. The following segment identification is identical to the segment used in the latest annual consolidated financial report.

b.	The following presents segment results of operations for the six months ended June 30, 2016 (unaudited):

	Cellocator segment	MRM segment	Elimination	Total

Segments revenues	$11,193	$23,685	$(3,838)	$31,040

Segments operating profit	$772	$2,351	$104	$3,227

Segments tangible and intangible assets	$8,431	$25,627	$2,162	$36,220

Depreciation and amortization	$166	$964	$-	$1,130

Expenditures for assets	$51	$1,078	$-	$1,129

c.	The following presents segment results of operations for the six months ended June 30, 2015 (unaudited):
	Cellocator segment	MRM segment	Elimination	Total

Segments revenues	$11,009	$22,484	$(2,590)	$30,903

Segments operating profit	$1,243	$1,717	$185	$3,145

Segments tangible and intangible assets	$8,758	$26,926	$3,179	$38,863

Depreciation and amortization	$171	$1,175	$-	$1,346

Expenditures for assets	$79	$906	$-	$985

d.	The following presents segment results of operations for the three months ended June 30, 2016 (unaudited):

	Cellocator segment	MRM segment	Elimination	Total

Segments revenues	$5,591	$12,248	$(1,625)	$16,214

Segments operating profit	$166	$1,438	$41	$1,645

Segments tangible and intangible assets	$8,431	$25,627	$2,162	$36,220

Depreciation and amortization	$83	$530	$-	$613

Expenditures for assets	$31	$476	$-	$507

e.	The following presents segment results of operations for the three months ended June 30, 2015 (unaudited):

	Cellocator segment	MRM segment	Elimination	Total

Segments revenues	$5,545	$11,124	$(1,178)	$15,491

Segments operating profit	$612	$730	$69	$1,411

Segments tangible and intangible assets	$8,758	$26,926	$3,179	$38,863

Depreciation and amortization	$85	$584	$-	$669

Expenditures for assets	$50	$466	$-	$516

f.	The following presents segment results of operations for the year ended December 31, 2015:

	Cellocator segment	MRM segment	Elimination	Total

Segments revenues	$19,489	$47,938	$(6,860)	$60,567

Segments operating profit (loss)	$1,000	$3,848	$(205)	$4,643

Segments tangible and intangible assets	$8,469	$24,836	$1,804	$35,109

Depreciation, amortization and impairment expenses	$338	$3,067	$-	$3,405

Expenditures for assets	$149	$1,647	$-	$1,796